Form 13F Report for the Calendar Year or Quarter Ended:               9/30/2002

Check here if Amendment [  ]; Amendment Number: ____

    This Amendment (check only one):              [  ] is a restatement
                                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Horizon Bancorp
Address:  515 Franklin Square
          Michigan City, IN  46360


Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:   James Foglesong
Title:  Chief Financial Officer
Phone:  219-873-2608


Signature, Place, and Date of Signing:

/s/ James Foglesong, Chief Financial Officer              Michigan City, IN
--------------------------------------------              -----------------
                                                          Place
10/10/2002
---------------
Date

Report Type (check only one):

[X] 13F Holdings Report

[ ] 13F Notice

[ ] 13F Combination Report

List of Other Managers Reporting for this Manager: Horizon Trust & Investment
                                                   Management

Report Summary:

Number of Other Included Managers:                                            1

Form 13F Information Table Entry Total:                                      91

Form 13F Information Table Value Total:                             $49,012,410


List of Other Included Managers:          Horizon Trust & Investment Management

                                                                                                       -----------------------------
                                                                                                          Investment Direction (6)
                                                                                                       -----------------------------

                Name of Issuer (1)           Type (2)     Cusip (3)     Market (4)   Shares/PV (5)     Sole     Shared         None
                ------------------           --------     ---------     ----------   -------------     ----     ------         ----
AOL Time Warner                           Equity          00184A105        368456         31492        11717      18515         1260
Abbott Laboratories                       Equity          2824100         1399496         34641        17650      13836         3155
ADR Abbey Natl PLC 7.25% Pfd              Preferred Stock 2920502          237544          9200          800       5200         3200
America Movil - ADR Series L              Equity          02364W105        364816         30200            0          0        30200
American Express Company                  Equity          25816109         317818         10193            0       9388          805
American International Group Inc          Equity          26874107        1096735         20050         7316      10860         1874
Amgen Inc                                 Equity          31162100         226223          5425         1130       3795          500
Anadarko Petroleum Corp                   Equity          32511107         270358          6070         3050       2935           85
Bac Cap Trust III 7.00% PFD               Preferred Stock 5.518E+205       429312         16640         4200      12440            0
BP Amoco PLC, ADR's                       Equity          55622104        1577087         39526        19868      16986         2672
Bellsouth Corp                            Equity          79860102         644968         35129        18725      12796         3608
Berkshire Hathaway Inc Del Cl A           Equity          84670108         517300             7            0          6            1
Berkshire Hathaway, Inc. Cl B             Equity          84670207         680340           276            6        252           18
Best Buy Inc                              Equity          86516101         218415          9790         6415       2625          750
Bluegreen Corp                            Equity          96231105         302870         97700            0          0        97700
Boeing Company                            Equity          97023105         317511          9303         3875       4218         1210
Bristol Myers Squibb CO.                  Equity          110122108        490018         20589         6525      10384         3680
Cardinal Health Inc                       Equity          14149Y108        440749          7086         2975       3611          500
Carnival Corp                             Equity          143658102        273439         10894         2129       8705           60
Cendant Corp.                             Equity          151313103        210466         19560         7910      11250          400
ChevronTexaco Corp                        Equity          166764100        263427          3804         1500       1011         1293
Cisco Systems Inc                         Equity          17275R102       1016686         97012        27508      64922         4582
Citigroup, Inc.                           Equity          172967101        975100         32887        15867      13727         3293
Citizens Communications CO                Equity          17453B101         74553         10996         2514          0         8482
Coca-Cola Company                         Equity          191216100        988887         20619         4685      12172         3762
Concord Efs, Inc.                         Equity          206197105        242170         15250         6550       8700            0
Con Edison 7.25% Pfd                      Preferred Stock 209115203        201400          7600         3000       4600            0
Continental Airlines Cl B                 Equity          210795308        118580         22000            0          0        22000
Corning Inc Com                           Equity          219350105         45373         28358         5484      22224          650
Cytyc                                     Equity          232946103        460960         43000            0          0        43000
DNP Select Income Fund Inc.               Equity          23325P104       2567764        257549        79930     159864        17755
DELL Computer Corp                        Equity          247025109        521405         22178         7088      14520          570
Disney                                    Equity          254687106        381619         25206         6930      16841         1435
Du Pont DE Nemours                        Equity          263534109        430676         11940         6601       4540          799
EMC Corporation                           Equity          268648102        222294         48642        13045      34225         1372
Epoch Pharmaceuticals Inc                 Equity          294273107         24000         20000            0          0        20000
Ericsson Lm Telecom CO                    Equity          294821400         14189         39415         7600      31400          415


                                                                    ---------------------------------
                                                                           Voting Authority (8)
                                                                    -------------------------------

                Name of Issuer (1)       Other Managers (7)         Sole        Shared       Other
                ------------------       ------------------         ----        ------       -----
AOL Time Warner                           Not Applicable             6055            0        25437
Abbott Laboratories                                                  5650            0        28991
ADR Abbey Natl PLC 7.25% Pfd                                            0            0         9200
America Movil - ADR Series L                                            0            0        30200
American Express Company                                                0            0        10193
American International Group Inc                                     1500            0        18550
Amgen Inc                                                             494            0         4931
Anadarko Petroleum Corp                                               650            0         5420
Bac Cap Trust III 7.00% PFD                                          3640            0        13000
BP Amoco PLC, ADR's                                                  3000            0        36526
Bellsouth Corp                                                       7375            0        27754
Berkshire Hathaway Inc Del Cl A                                         1            0            6
Berkshire Hathaway, Inc. Cl B                                           3            0          273
Best Buy Inc                                                          735            0         9055
Bluegreen Corp                                                          0            0        97700
Boeing Company                                                        300            0         9003
Bristol Myers Squibb CO.                                             2900          100        17589
Cardinal Health Inc                                                  1150          100         5836
Carnival Corp                                                         920            0         9974
Cendant Corp.                                                        2650            0        16910
ChevronTexaco Corp                                                    435            0         3369
Cisco Systems Inc                                                   15560          300        81152
Citigroup, Inc.                                                      6822            0        26065
Citizens Communications CO                                              0            0        10996
Coca-Cola Company                                                    1500          150        18969
Concord Efs, Inc.                                                    1850            0        13400
Con Edison 7.25% Pfd                                                    0            0         7600
Continental Airlines Cl B                                               0            0        22000
Corning Inc Com                                                      2700           75        25583
Cytyc                                                                   0            0        43000
DNP Select Income Fund Inc.                                         44502            0       213047
DELL Computer Corp                                                   1955          600        19623
Disney                                                               3150            0        22056
Du Pont DE Nemours                                                   2334          100         9506
EMC Corporation                                                      7725           50        40867
Epoch Pharmaceuticals Inc                                               0            0        20000
Ericsson Lm Telecom CO                                              12700            0        26715


                                                                                                       ----------------------------
                                                                                                         Investment Direction (6)
                                                                                                       ----------------------------

                Name of Issuer (1)           Type (2)     Cusip (3)     Market (4)   Shares/PV (5)     Sole     Shared         None
                ------------------           --------     ---------     ----------   -------------     ----     ------         ----
Exxon Mobil Corp                          Equity          30231G102       1173569         36789         9982      22596         4211
Federal-Mogul Corporation                 Equity          313549107         10600         20000            0          0        20000
Fedex Corporation                         Equity          31428X106        236831          4730         1085       2895          750
Fifth Third Bancorp                       Equity          316773100        300088          4901           75       3526         1300
Furrs Bishops Inc                         Equity          361115603          2625         12500            0          0        12500
The Gap Inc                               Equity          364760108        147831         13625         6650       6975            0
General Electric Company                  Equity          369604103       2358266         95670        37511      46891        11268
Harley-Davidson                           Equity          412822108        517081         11132         4707       6040          385
Home Depot Incorporated                   Equity          437076102        242286          9283         4600       3950          733
Illinois Tool Works Inc                   Equity          452308109        407435          6985          100       6385          500
Intel Corp                                Equity          458140100       1252809         90195        13435      48515        28245
International Business Machines Corp      Equity          459200101        382922          6567          445       5365          757
Johnson & Johnson                         Equity          478160104       1178944         21800         7150      10850         3800
Kimberly Clark                            Equity          494368103       1043875         18430         6982       8139         3309
Eli Lilly & Company                       Equity          532457108        281791          5092         1262       1290         2540
Lincoln National Corporation              Equity          534187109        226987          7430         1700       3600         2130
Lowes Companies Inc                       Equity          548661107       1052719         25428         8170      16458          800
Lucent Technologies Inc                   Equity          549463107         35443         46635         9085      32528         5022
MBNA Corporation                          Equity          55262L100       1752404         95343        39536      53699         2108
Malaysia Fund                             Equity          560905101         76000         20000         4500          0        15500
Medtronic Inc                             Equity          585055106        490319         11641         3750       5915         1976
Merck & CO., Inc                          Equity          589331107       1062163         23237         5188      13233         4816
Microsoft Corporation                     Equity          594918104       1619780         37032         7946      19770         9316
Millenium Pharmaceuticals Inc             Equity          599902103        189196         20300            0        300        20000
Morgan Stanley Dean Witter & CO.          Equity          617446448        630405         18607         6830      11697           80
Motorola Inc                              Equity          620076109        163348         16046         4500       5616         5930
NTN Communications Inc                    Equity          629410309         12740         13000            0          0        13000
Nanophase Technologies Corp               Equity          630079101        526800        120000            0          0       120000
Nisource Inc                              Equity          65473P105        273423         15869            0      15869            0
Nokia Corp ADR                            Equity          654902204        977969         73809        26901      42783         4125
Northern Trust Corp                       Equity          665859104       1491977         39554        10914      17340        11300
Pepsico Inc                               Equity          713448108        278973          7550         1550       3600         2400
Pfizer Inc.                               Equity          717081103        668766         23045         5692      12318         5035
Philip Morris Companies, Inc              Equity          718154107        982571         25324        10570      11725         3029
Royal Dutch Petroleum                     Equity          780257804        240016          5975         4700        975          300
SBC Communications                        Equity          78387G103        884460         44003        19736      17876         6391
Sara Lee Corp                             Equity          803111103        261913         14320         9050       5070          200
Schering Plough Corporation               Equity          806605101        397618         18650        11500       7150            0
Schlumberger Ltd                          Equity          806857108        321179          8351         2213       5485          653
Solectron Corp                            Equity          834182107         57139         27080         8230      17860          990



                                                                    --------------------------------
                                                                            Voting Authority (8)
                                                                     -------------------------------

                Name of Issuer (1)         Other Managers (7)         Sole        Shared       Other
                ------------------         ------------------         ----        ------       -----
Exxon Mobil Corp                                                       1810            0        34979
Federal-Mogul Corporation                                                 0            0        20000
Fedex Corporation                                                       350            0         4380
Fifth Third Bancorp                                                       0            0         4901
Furrs Bishops Inc                                                         0            0        12500
The Gap Inc                                                             900            0        12725
General Electric Company                                              14420          100        81150
Harley-Davidson                                                        1035            0        10097
Home Depot Incorporated                                                 400            0         8883
Illinois Tool Works Inc                                                 150          100         6735
Intel Corp                                                             5750          400        84045
International Business Machines Corp                                    200            0         6367
Johnson & Johnson                                                      2000            0        19800
Kimberly Clark                                                         3267            0        15163
Eli Lilly & Company                                                     650            0         4442
Lincoln National Corporation                                              0            0         7430
Lowes Companies Inc                                                    4450            0        20978
Lucent Technologies Inc                                                5525          150        40960
MBNA Corporation                                                      16287          375        78681
Malaysia Fund                                                             0            0        20000
Medtronic Inc                                                           720            0        10921
Merck & CO., Inc                                                       1988           50        21199
Microsoft Corporation                                                  3335            0        33697
Millenium Pharmaceuticals Inc                                             0            0        20300
Morgan Stanley Dean Witter & CO.                                       2000            0        16607
Motorola Inc                                                           2043            0        14003
NTN Communications Inc                                                    0            0        13000
Nanophase Technologies Corp                                               0            0       120000
Nisource Inc                                                              0            0        15869
Nokia Corp ADR                                                         8565          325        64919
Northern Trust Corp                                                    3600          300        35654
Pepsico Inc                                                            3300            0         4250
Pfizer Inc.                                                            2315          100        20630
Philip Morris Companies, Inc                                           1150            0        24174
Royal Dutch Petroleum                                                     0            0         5975
SBC Communications                                                     6392            0        37611
Sara Lee Corp                                                          2850            0        11470
Schering Plough Corporation                                            4000            0        14650
Schlumberger Ltd                                                       1525            0         6826
Solectron Corp                                                         4160          150        22770


                                                                                                      -----------------------------
                                                                                                          Investment Direction (6)
                                                                                                      -----------------------------

                Name of Issuer (1)           Type (2)     Cusip (3)     Market (4)   Shares/PV (5)     Sole     Shared         None
                ------------------           --------     ---------     ----------   -------------     ----     ------         ----
Sun Microsystems                          Equity          866810104        170500         65830        18050      41980        5800
Teradyne Inc.                             Equity          880770102        139066         14486         3316      10820         350
Teva Pharmaceutical Inds Ltd              Equity          881624209        232825          3475         1400       2075           0
Texas Instruments Inc                     Equity          882508104        184034         12460         4500       6000        1960
Thai Fund, Inc.                           Equity          882904105         32908         10414            0          0       10414
Tyco International Ltd.                   Equity          902124106        424058         30075         8445      20195        1435
Ultralife Batteries Inc                   Equity          903899102         66400         20000            0          0       20000
Vectren Corp                              Equity          92240G101        323510         14705        11193       3512           0
Verizon Communications                    Equity          92343V104        347747         12673         6059       3535        3079
Wal-Mart Stores Inc                       Equity          931142103        650263         13206         3875       8556         775
Walgreen CO                               Equity          931422109       2236744         72716        16958      25534       30224
Wellpoint Health Networks Inc Class A     Equity          94973H108        383506          5232         2082       3150           0
Wells Fargo & CO New                      Equity          949746101        514830         10690            0       9014        1676
Worldcom Inc - Worldcom Group             Equity          98157D106          6069         60689        10220      46110        4359
Flextronics International Ltd             Equity          Y2573F102        155685         22330        14500       7630         200
                                                                     --------------------------------------------------------------
                                                                     $49,012,410      2,605,136      699,436  1,218,943     686,757
                                                                     ==============================================================

                                                                      -------------------------------
                                                                              Voting Authority (8)
                                                                     --------------------------------

                Name of Issuer (1)          Other Managers (7)         Sole        Shared       Other
                ------------------          ------------------         ----        ------       -----
Sun Microsystems                                                        7050          100        58680
Teradyne Inc.                                                           1205            0        13281
Teva Pharmaceutical Inds Ltd                                             750            0         2725
Texas Instruments Inc                                                   1575            0        10885
Thai Fund, Inc.                                                            0            0        10414
Tyco International Ltd.                                                 4500          100        25475
Ultralife Batteries Inc                                                    0            0        20000
Vectren Corp                                                            2997            0        11708
Verizon Communications                                                   825            0        11848
Wal-Mart Stores Inc                                                     1875            0        11331
Walgreen CO                                                             5750          100        66866
Wellpoint Health Networks Inc Class A                                    670          100         4462
Wells Fargo & CO New                                                    2204            0         8486
Worldcom Inc - Worldcom Group                                           4755          200        55734
Flextronics International Ltd                                           4500            0        17830
                                                                  ---------------------------------------
                                                                     282,049        4,125    2,318,962
                                                                  =======================================